Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - EUR (€)		Number of Outstanding Shares	Share Capital	Reserve	Retained Earnings (Accumulated Deficit)	Total
Balance at Dec. 31, 2021	[1]		€ 4,285	€ 116,046	€ 267,222	€ 387,553
Balance (in Shares) at Dec. 31, 2021	[1]	50,085,700
Transfer from retained earnings to reserve				267,222	(267,222)
Net income(loss)					695,033	695,033
Balance at Jun. 30, 2022	[1]		4,285	383,268	695,033	1,082,586
Balance (in Shares) at Jun. 30, 2022	[1]	50,085,700
Balance at Dec. 31, 2022			2,504,285	383,268	1,028,578	3,916,131
Balance (in Shares) at Dec. 31, 2022		50,085,700
Transfer from retained earnings to reserve				1,028,578	(1,028,578)
Net income(loss)					(697,313)	(697,313)
Balance at Jun. 30, 2023			€ 2,504,285	€ 1,411,846	€ (697,313)	€ 3,218,818
Balance (in Shares) at Jun. 30, 2023		50,085,700

[1]	Retrospectively restated forward stock split 20:1